Taxes (Details 1)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Statutory PRC income tax rate	25.00%		25.00%		25.00%
Favorable tax rate impact	(10.00%)	[1]	(10.00%)	[1]	(12.00%)	[2]
Permanent difference	2.00%		1.00%		5.00%
Changes of deferred tax assets valuation allowances	17.00%		0.00%		5.00%
Total	34.00%		16.00%		23.00%

[1]	Two of the Company’s subsidiaries, Tantech Bamboo and Tantech Energy are subject to tax rate of 15%.
[2]	Two of the Company’s subsidiaries, Tantech Bamboo and Tantech Energy are subject to tax rate of 15%.